36. Related-party transactions (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Key management personnel's remuneration - salaries	$ 441,378	$ 373,046	$ 385,418